FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):                  811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:       PRINCIPLED EQUITY
                                                        MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                 20 WILLIAM STREET
                                                        WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                  CHRISTOPHER Y. WILLIAMS
                                                        114 ANN LEE RD.
                                                        HARVARD, MA 01451

REGISTRANT'S TELEPHONE NUMBER:                          (978) 772-0052


DATE OF REPORTING PERIOD:                               SEPTEMBER 30, 2007

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)


                                                                  Value
  Quantity                                                       (Note 1)
             COMMON STOCK - 99.53%
             Advertising Industry -- 0.40%
    1,300    Monster Worldwide Incorporated.................... $     44,278
    2,400    Omnicom Group.....................................      115,416
                                                                ------------
                                                                     159,694
                                                                ------------

             Aerospace/Defense Industry -- 0.03%
      200    Rockwell Automation Incorporated..................       13,902
                                                                ------------


             Air Transport Industry -- 0.15%
    4,050    Southwest Airlines Company........................       59,940
                                                                ------------


             Auto Parts (OEM) Industry -- 0.18%
      700    Arvinmeritor......................................       11,774
      600    Superior Industries International.................       13,014
    1,300    Synovus Financial Corporation.....................       36,465
    1,800    Visteon Corporation...............................        9,270
                                                                ------------
                                                                      70,523
                                                                ------------

             Auto Parts (Replacement) Industry -- 2.09%
   16,850    Genuine Parts Company.............................      842,500
                                                                ------------


             Bank Industry -- 11.67%
    5,100    BB&T Corporation..................................      205,989
   30,906    Bank of America Corporation.......................    1,553,645
    8,230    Bank of New York Mellon Corporation...............      363,272

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                   (Continued)
                                                                  Value
  Quantity                                                       (Note 1)
             Bank Industry (Continued)
      900    Capital One Financial.............................       59,787
    8,000    Citigroup Incorporated............................      373,360
    6,800    J.P. Morgan Chase & Co. ..........................      311,576
      600    Keycorp...........................................       19,398
    1,100    M & T Bank Corp. .................................      113,795
    1,100    PNC Financial Services Group......................       74,910
      900    State Street Corporation..........................       61,344
    1,500    Suntrust Banks....................................      113,505
    8,200    Wachovia Corporation (New) .......................      411,230
    6,104    Washington Mutual Incorporated....................      215,532
   23,400    Wells Fargo and Company...........................      833,508
                                                                ------------
                                                                   4,710,851
                                                                ------------

             Bank (Midwest) Industry -- 1.46%
    1,100    Comerica Incorporated.............................       56,408
    2,700    Fifth Third Bankcorp..............................       91,476
    3,300    National City Corporation.........................       82,797
    1,100    Northern Trust....................................       72,897
    8,728    US Bankcorp (New) ................................      283,922
                                                                ------------
                                                                     587,500
                                                                ------------

             Beverage (Soft Drink) Industry -- 0.12%
    2,000    Coca Cola Enterprises Incorporated................       48,440
                                                                ------------


             Biotechnology Research & Development Industry --
             0.13%
      800    Biogen Idec Incorporated..........................       53,064
                                                                ------------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                   (Continued)
                                                                  Value
  Quantity                                                       (Note 1)
             Business Services (Other) Industry -- 0.07%
    1,300    Convergys Corporation.............................       22,568
      160    Idearc Incorporated...............................        5,035
                                                                ------------
                                                                      27,603
                                                                ------------

             Chemical (Diversified) Industry -- 0.65%
    2,700    Air Products and Chemicals Incorporated...........      263,952
                                                                ------------


             Chemical (Specialty) Industry -- 0.64%
    2,600    Praxair Incorporated..............................      217,776
      800    Sigma Aldrich Corporation.........................       38,992
                                                                ------------
                                                                     256,768
                                                                ------------

             Communication Services (Diversified) Industry --
             0.69%
      638    Embarq Corporation................................       35,473
   12,775    Sprint Nextel Corporation.........................      242,725
                                                                ------------
                                                                     278,198
                                                                ------------

             Computer Integrated Systems Design Industry -- 0.08%
      600    Fiserv Incorporated...............................   30,516
                                                                ------------


             Computer & Peripherals Industry -- 4.11%
    4,000    Apple Computer Incorporated.......................  613,880
   10,500    Dell Incorporated ................................  289,800
    7,400    EMC Corporation/Mass..............................  153,920
   10,100    Hewlett Packard Company...........................  502,879

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                   (Continued)
                                                                  Value
  Quantity                                                       (Note 1)
             Computer & Peripherals Industry (Continued)
             Ingram Micro
    1,800    Incorporated.........................                    35,298
   11,200    Sun Microsystems Incorporated.....................       62,944
                                                                ------------
                                                                   1,658,721
                                                                ------------

             Computer Networks Industry -- 0.07%
    1,100    Network Appliance Incorporated....................       29,601
                                                                ------------


             Computer Software & Services Industry -- 6.29%
    1,600    Adobe Sys Incorporated............................       69,856
    2,600    Automatic Data Processing Incorporated............      119,418
    2,550    CA Incorporated...................................       65,586
      400    Citrix Systems Incorporated.......................       16,128
    3,000    Compuware Corporation.............................       24,060
   52,600    Microsoft Corporation.............................    1,549,596
    2,700    Nvidia Corporation................................       97,848
   27,529    Oracle Corporation................................      596,003
                                                                ------------
                                                                   2,538,495
                                                                ------------

             Consumer & Business Services Industry -- 0.21%
    1,500    Paychex Incorporated..............................       61,500
      800    Robert Half Intl Incorporated.....................       23,888
                                                                ------------
                                                                      85,388
                                                                ------------

             Credit Services Industry -- 0.16%
    3,020    Discover Financial Services.......................       62,816
                                                                ------------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                   (Continued)
                                                                  Value
  Quantity                                                       (Note 1)
             Diversified Company Industry -- 0.61%
    2,100    Hillenbrand Industries............................      115,542
    2,500    Service Corporation International.................       32,250
    1,700    Thermo Fisher Scientific Incorporated.............       98,124
                                                                ------------
                                                                     245,916
                                                                ------------

             Drug Industry -- 3.47%
    3,200    Amerisource Corporation...........................      145,056
    4,600    Amgen Incorporated................................      260,222
    4,400    Eli Lilly and Company.............................      250,492
    4,200    Forest Labs Incorporated..........................      156,618
      700    Genzyme Corporation - General Division............       43,372
    1,049    Medco Health Solutions Incorporated...............       94,819
    8,700    Merck and Company Incorporated....................      449,703
                                                                ------------
                                                                   1,400,282
                                                                ------------

             Drugstore Industry -- 1.48%
    2,200    Longs Drugstores Corporation......................      109,274
   10,300    Walgreen Company..................................      486,572
                                                                ------------
                                                                     595,846
                                                                ------------

             Electric Utility (West) Industry - 0.42%
    7,000    Puget Energy Incorporated.........................      171,290
                                                                ------------


             Electrical Equipment Industry -- 1.27%
    1,600    Avnet Incorporated................................       63,776
    2,300    Corning Incorporated..............................       56,695
    3,600    Emerson Electric Company..........................      191,592

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                   (Continued)
                                                                  Value
  Quantity                                                       (Note 1)
             Electrical Equipment Industry (Continued)
    1,600    Grainger, WW Incorporated.........................      145,904
    1,600    Maxim Integrated Products.........................       46,960
      600    Qlogic Corporation................................        8,070
                                                                ------------
                                                                     512,997
                                                                ------------

             Electric and Other Utility Services (Combined)
             Industry -- 0.08%
    2,100    Sierra Pacific Resources Incorporated.............       33,033
                                                                ------------


             Electronics Industry -- 0.13%
      900    Thomas and Betts Corporation......................       52,776
                                                                ------------


             Environmental Industry -- 0.43%
    5,500    AutoNation Incorporated...........................       97,460
    1,000    Flowserve Corporation.............................       76,180
                                                                ------------
                                                                     173,640
                                                                ------------

             Financial Services Industry -- 5.32%
    7,800    American Express Company..........................      463,086
    1,560    Ameriprise Financial Incorporated.................       98,452
      650    Broadridge Financial Solutions....................       12,317
    1,700    Deluxe Corporation................................       62,628
    3,400    Franklin Resources Incorporated...................      433,500
    2,000    H&R Block Incorporated............................       42,360
      900    Janus Capital Group Incorporated..................       25,452
    6,040    Morgan Stanley....................................      380,520
      800    Price T Rowe Group Incorporated...................       44,552

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                   (Continued)
                                                                  Value
  Quantity                                                       (Note 1)
             Financial Services Industry (Continued)
    2,100    Prudential Financial..............................      204,918
   17,550    Schwab (Chas) Corporation.........................      379,080
                                                                ------------
                                                                   2,146,865
                                                                ------------

             Food Processing Industry -- 2.59%
    1,100    Campbell Soup Company.............................       40,700
    4,400    General Mills Incorporated........................      255,244
    8,800    Hershey Co./ The..................................      408,408
    3,100    Kellogg Company...................................      173,600
    2,625    Wm Wrigley Jr Company.............................      168,604
                                                                ------------
                                                                   1,046,556
                                                                ------------

             Food Wholesalers Industry -- 1.08%
      300    Supervalu Incorporated............................       11,703
   11,900    Sysco Corporation.................................      423,521
                                                                ------------
                                                                     435,224
                                                                ------------

             Foreign Telecommunication Industry -- 0.04%
    1,040    Nortel Networks Corporation.......................       17,659
                                                                ------------


             Furniture/Home Furnishings Industry -- 0.07%
    1,400    Leggett & Platt...................................       26,824
                                                                ------------


             Healthcare Information Systems Industry --
             0.52%
    3,600    McKesson HBOC Incorporated........................      211,644
                                                                ------------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                   (Continued)
                                                                  Value
  Quantity                                                       (Note 1)
             Healthcare Plans Industry -- 0.29%
    1,500    WellPoint Incorporated............................      118,380
                                                                ------------


             Heavy Construction Industry -- 0.20%
    3,200    Global Industries Ltd.............................       82,432
                                                                ------------


             Homebuilding Industry -- 0.04%
    1,200    D.R. Horton Incorporated..........................       15,372
                                                                ------------


             Household Products Industry -- 1.62%
    1,982    Newell Rubbermaid Incorporated....................       57,121
    8,500    Procter & Gamble Company..........................      597,890
                                                                ------------
                                                                     655,011
                                                                ------------

             Independent Oil & Gas Industry -- 0.95%
    2,600    Chesapeake Energy.................................       91,676
    2,000    EOG Resources.....................................      144,660
    2,400    XTO Energy Incorporated...........................      148,416
                                                                ------------
                                                                     384,752
                                                                ------------

             Industrial Services Industry -- 0.22%
    2,900    Nabors Industries Ltd.............................       89,233
                                                                ------------


             Insurance (Diversified) Industry -- 3.64%
   11,773    American International Group......................      796,443
    2,008    Lincoln National Corporation......................      132,468
    8,000    Lowe's Companies Incorporated.....................      224,160

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                   (Continued)
                                                                  Value
  Quantity                                                       (Note 1)
             Insurance (Diversified) Industry (Continued)
      600    MBIA Inc .........................................       36,630
    1,500    MGIC Investment Corporation.......................       48,465
    2,400    Marsh and Mclennan Companies......................       61,200
    7,000    Unum Group........................................      171,290
                                                                ------------
                                                                   1,470,656
                                                                ------------

             Insurance (Life) Industry -- 0.28%
    2,000    AFLAC Incorporated................................      114,080
                                                                ------------


             Insurance (Property/Casualty) Industry -- 2.53%
    4,400    Allstate Corporation..............................      251,636
    1,100    American National Insurance.......................      144,705
    1,800    Chubb Corporation.................................       96,552
      661    Cincinnati Financial..............................       28,628
    1,400    Hartford Financial Services Group.................      129,570
    6,000    Progressive Corporation...........................      116,460
      700    Safeco Corporation................................       42,854
    4,213    The Travelers Companies, Inc. ....................      212,082
                                                                ------------
                                                                   1,022,487
                                                                ------------

             Internet Auction Industry -- 0.33%
    3,400    EBay Incorporated.................................      132,668
                                                                ------------


             Internet Software & Services Industry --
             0.20%
    4,149    Symantec Corporation..............................       80,408
                                                                ------------

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                   (Continued)
                                                                  Value
  Quantity                                                       (Note 1)

             Manufacturing (Communication/Industrial
             Products) Industry -- 0.02%
      587    JDS Uniphase......................................        8,782
                                                                ------------

             Manufacturing - Electronics (General) Industry --
             0.21%
    3,125    Molex Incorporated................................       84,156
                                                                ------------


             Machinery Industry -- 0.23%
      200    Snap On Incorporated..............................        9,908
    1,500    Stanley Works.....................................       84,195
                                                                ------------
                                                                      94,103
                                                                ------------

             Machinery (Construction & Mining) Industry --
             1.08%
    1,600    Caterpillar Incorporated..........................      125,488
    2,100    Deere and Company.................................      311,682
                                                                ------------
                                                                     437,170
                                                                ------------

             Management Services Industry -- 0.02%
      338    Gartner Incorporated..............................        8,267
                                                                ------------


             Manufacturing (General) Industry -- 0.30%
    1,800    Diebold Incorporated..............................       81,756
      900    Lexmark International.............................       37,377
                                                                ------------
                                                                     119,133
                                                                ------------

             Medical (Clinical Supplies & Services) Industry --
             0.19%
      400    Laboratory Corporation of America.................       31,292
      800    Quest Diagnostics Incorporated....................       46,216
                                                                ------------
                                                                      77,508
                                                                ------------

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                   (Continued)
                                                                  Value
  Quantity                                                       (Note 1)
             Medical Services Industry -- 1.30%
    2,600    IMS Health........................................       79,664
    9,200    Unitedhealth Group Inc. ..........................      445,556
                                                                ------------
                                                                     525,220
                                                                ------------

             Medical Supplies Industry -- 4.49%
    8,100    Abbott Laboratories...............................      434,322
    2,200    Baxter International Incorporated.................      123,816
      700    Becton Dickinson and Company......................       57,435
    6,479    Boston Scientific Corporation.....................       90,382
      500    Cardinal Health Incorporated......................       31,265
    7,600    Medtronic Incorporated............................      428,716
    9,400    Stryker Corporation...............................      646,344
                                                                ------------
                                                                   1,812,280
                                                                ------------

             Metal Fabricating Industry -- 1.39%
    9,400    Illinois Tool Works Incorporated..................      560,616
                                                                ------------


             Natural Gas (Distribution) Industry -- 0.39%
    4,600    WGL Holdings......................................      155,894
                                                                ------------


             Newspaper Industry -- 0.33%
    2,500    Gannett Incorporated..............................      109,250
      844    Tribune Company...................................       23,058
                                                                ------------
                                                                     132,308
                                                                ------------

             Medical Services Industry -- 1.30%
    2,600    IMS Health........................................       79,664
                                                                ------------

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                   (Continued)
                                                                  Value
  Quantity                                                       (Note 1)
             Office Equipment & Supplies Industry -- 0.83%
    2,300    Ikon Office Solutions Incorporated................       29,555
    1,000    Office Depot Incorporated.........................       20,620
    5,000    Pitney Bowes Incorporated.........................      227,100
    1,050    Staples Incorporated..............................       22,565
    2,100    Xerox Corporation.................................       36,414
                                                                ------------
                                                                     336,254
                                                                ------------

             Oil Exploration Industry -- 0.15%
    1,612    Cimarex Energy Co. ...............................       60,047
                                                                ------------


             Oil and Gas Refining & Marketing Industry --
             0.23%
    1,400    Hess Corporation..................................       93,142
                                                                ------------


             Oil & Gas Equipment & Services Industry --
             0.22%
      400    Cameron International Corporation.................       36,916
    2,200    Spectra Energy....................................       53,856
                                                                ------------
                                                                      90,772
                                                                ------------

             Oilfield Services/Equipment Industry -- 2.26%
    1,900    Baker Hughes Incorporated.........................      171,703
    1,100    Ensco International Incorporated..................       61,710
    1,266    Global Santa Fe Corporation.......................       96,241
      800    Helmerich and Payne Incorporated..................       26,264
      595    National-Oil Well Incorporated....................       85,978
    1,200    Noble Corporation.................................       58,860
    1,600    Rowan Companies Incorporated......................       58,528

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                   (Continued)
                                                                  Value
  Quantity                                                       (Note 1)
             Oilfield Services/Equipment Industry
             (Continued)
    1,936    Transocean Incorporated...........................      218,865
    2,000    Weatherford International Ltd.....................      134,360
                                                                ------------
                                                                     912,509
                                                                ------------

             Packaging & Container Industry -- 1.09%
    6,200    Aptargroup Incorporated...........................      234,794
    1,800    Bemis Company Incorporated........................       52,398
    5,400    Sealed Air Corporation............................      138,024
      550    Sonoco Products Company...........................       16,599
                                                                ------------
                                                                     441,815
                                                                ------------

             Paper & Forest Products Industry -- 0.19%
       48    Kadant Incorporated...............................        1,344
    1,700    Plum Creek Timber Company.........................       76,092
                                                                ------------
                                                                      77,436
                                                                ------------

             Personal Services Industry -- 0.19%
    3,685    Western Union Company.............................       77,274
                                                                ------------


             Petroleum (Integrated) Industry -- 2.46%
    9,516    Devon Energy Corporation..........................      791,731
    2,400    Murphy Oil Corporation............................      167,736
      500    Sunoco Incorporated...............................       35,390
                                                                ------------
                                                                     994,857
                                                                ------------

             Petroleum (Producing) Industry -- 2.03%
   11,328    Anadarko Petroleum Corporation....................      608,880
    2,000    Apache Corporation................................      180,120

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                   (Continued)
                                                                  Value
  Quantity                                                       (Note 1)
             Petroleum (Producing) Industry (Continued)
      600    Pogo Producing Company............................       31,866
                                                                ------------
                                                                     820,866
                                                                ------------

             Pharmaceutical Research and Development
             Industry -- 0.32%
    2,600    Gilead Sciences Incorporated......................      106,262
      580    Hospira Incorporated..............................       24,041
                                                                ------------
                                                                     130,303
                                                                ------------

             Publishing Industry - 0.25%
    2,000    Mcgraw Hill Company Incorporated..................      101,820
                                                                ------------


             Railroad Industry -- 1.03%
    4,600    CSX Corporation...................................      196,558
    4,200    Norfolk Southern Corporation......................      218,022
                                                                ------------
                                                                     414,580
                                                                ------------

             Real Estate (Other) Industry -- 1.27%
    8,600    AMB Property......................................      514,366
                                                                ------------


             Recreation Industry -- 0.02%
    2,000    Six Flags Incorporated............................        6,920
                                                                ------------


             Rental & Leasing Industry -- 0.10%
    1,200    United Rentals....................................       38,604
                                                                ------------

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                   (Continued)
                                                                  Value
  Quantity                                                       (Note 1)
             Restaurant Industry -- 0.52%
      700    Darden Restaurants Incorporated...................       29,302
    3,300    McDonalds Corporation.............................      179,751
                                                                ------------
                                                                     209,053
                                                                ------------

             Retail (Special Lines) Industry -- 0.14%
             Tiffany &
    1,100    Company.................................                 57,585
                                                                ------------


             Retail Building Supply Industry -- 1.00%
   12,400    Home Depot Incorporated...........................      402,256
                                                                ------------


             Retail Store Industry -- 1.33%
    2,100    American Eagle Outfitters Incorporated............       55,251
      800    BJ's Wholesale Club Incorporated..................       26,528
    4,300    Borders Group Incorporated........................       57,319
    3,200    CVS/Caremark Corporation..........................      126,816
      100    Foot Locker Incorporated..........................        1,533
    8,400    Macy's Group Incorporated ........................      271,488
                                                                ------------
                                                                     538,935
                                                                ------------

             Retail (Televisions, Radios, and Electronics)
             Industry -- 0.23%
    1,575    Best Buy..........................................       72,482
    2,500    Circuit City Corporation..........................       19,775
                                                                ------------
                                                                      92,257
                                                                ------------

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                   (Continued)
                                                                  Value
  Quantity                                                       (Note 1)
             Securities Brokerage Industry -- 1.24%
      900    Goldman Sachs Group...............................      195,066
    4,200    Merrill Lynch and Company Incorporated............      299,376
       87    Piper Jaffray Companies...........................        4,663
                                                                ------------
                                                                     499,105
                                                                ------------

             Semiconductor Industry -- 2.45%
    1,800    Altera Corporation................................       43,344
    2,200    Analog Devices Incorporated.......................       79,552
    1,800    Broadcom Corporation Class A......................       65,592
   21,500    Intel Corporation.................................      555,990
    1,800    LSI Corporation...................................       13,356
    2,200    Micron Technology Incorporated....................       24,420
    1,800    National Semiconductor Company....................       48,816
    3,300    Texas Instruments.................................      120,747
    1,500    Xilinx Incorporated...............................       39,210
                                                                ------------
                                                                     991,027
                                                                ------------

             Semiconductor Capital Equipment Industry --
             0.47%
    5,900    Applied Materials Incorporated....................      122,130
    1,000    KLA-Tencor Corporation............................       55,780
      400    Novellus Systems Incorporated.....................       10,904
                                                                ------------
                                                                     188,814
                                                                ------------

             Specialty Eateries Industry -- 0.09%
    1,400    Starbucks Corporation.............................       36,680
                                                                ------------


             Technology (Information) Services Industry --
             0.84%
      600    Google Incorporated Class A.......................      340,362
                                                                ------------

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                   (Continued)
                                                                  Value
  Quantity                                                       (Note 1)
             Telecommunication Equipment Industry -- 2.07%
      111    Agilent Technologies Incorporated.................        4,094
   24,700    Cisco Systems Incorporated........................      818,311
    1,400    Tellabs Incorporated..............................       13,328
                                                                ------------
                                                                     835,733
                                                                ------------

             Telecommunication Services Industry -- 5.09%
   33,990    A T & T Corporation...............................    1,438,117
    1,800    Alltel Corporation................................      125,424
    8,250    Comcast Corporation Class A.......................      199,485
    6,000    Verizon Communications............................      265,680
    1,861    Windstream Corporation............................       26,277
                                                                ------------
                                                                   2,054,983
                                                                ------------

             Thrift Industry -- 2.30%
    4,300    Federal Home Loan Mortgage Association............      253,743
   11,100    Federal National Mortgage Association.............      674,991
                                                                ------------
                                                                     928,734
                                                                ------------

             Toiletries/Cosmetics Industry -- 0.58%
    6,200    Avon Products Incorporated........................      232,686
                                                                ------------


             Transportation Industry - 0.35%
    3,100    Harley-Davidson Incorporated......................      143,251
                                                                ------------


             Transportation Services (Not Elsewhere
             Classified) Industry -- 1.23%
    6,600    United Parcel Service.............................      495,660
                                                                ------------

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                   (Continued)
                                                                  Value
  Quantity                                                       (Note 1)

             COMMON STOCK......................................   40,188,626
                                                                ------------

             CASH, RECEIVABLES & LIABILITIES - 0.47%...........      189,614
                                                                ------------


             TOTAL PORTFOLIO................................... $ 40,378,240
                                                                ------------